Exhibit 99.1

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Collection Period	31-May-20	30/360 Days	30	Collection Period Start	1-May-20
Distribution Date	15-Jun-20	Actual/360 Days	31	Collection Period End	31-May-20
				Prior Month Settlement Date	15-May-20
				Current Month Settlement Date	15-Jun-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	127,479,692.60	115,459,629.58	0.073894
Yield Supplement Overcollaterization		94,092,683.58	2,206,220.52	1,907,997.85
Total Adjusted Pool Balance		1,562,499,952.99	125,273,472.08	113,551,631.73
Total Adjusted Securities		1,562,499,952.99	125,273,472.08	113,551,631.73	0.072673
Class A-1 Notes	0.63000%	365,700,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.05000%	388,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.48363%	150,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.32000%	472,300,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.54000%	124,000,000.00	62,773,519.09	51,051,678.74	0.411707
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	11,721,840.35	80,559.35	94.5309706	0.6496722
Certificates	0.00	0.00	—	—

Total Securities	11,721,840.35	80,559.35

I. COLLECTIONS

Interest:
Interest Collections				217,511.13
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				217,511.13
Principal:
Principal Collections				11,977,623.26
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				11,977,623.26
Recoveries of Defaulted Receivables				118,949.98
Servicer Advances				0.00

Total Collections				12,314,084.37

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			25,845	125,273,472.08
Total Principal Payment				11,721,840.35

			24,895	113,551,631.73

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	12,314,084.37
Reserve Account Draw	0.00
Total Available for Distribution	12,314,084.37
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	106,233.08
Servicing Fee Paid	106,233.08
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	80,559.35
Class A-4 Notes Monthly Interest Paid	80,559.35
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		80,559.35
Total Note Monthly Interest Paid		80,559.35
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		12,127,291.94
4. Total Monthly Principal Paid on the Notes		11,721,840.35
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		11,721,840.35
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		405,451.59
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		405,451.59

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,249.88
Required Reserve Account Amount		3,906,249.88
Beginning Reserve Account Balance		3,906,249.88
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,249.88
Required Reserve Account Amount for Next Period		3,906,249.88

VI. POOL STATISTICS

Weighted Average Coupon		2.18%
Weighted Average Remaining Maturity		15.66

	Amount	Number
Principal on Defaulted Receivables	42,439.76	15
Principal Recoveries of Defaulted Receivables	118,949.98

Monthly Net Losses	(76,510.22)
Pool Balance at Beginning of Collection Period	127,479,692.60
Net Loss Ratio for Third Preceding Collection Period	-0.21%
Net Loss Ratio for Second Preceding Collection Period	-0.08%
Net Loss Ratio for Preceding Collection Period	-0.25%
Net Loss Ratio for Current Collection Period	-0.72%
Four-Month Average Net Loss Ratio	-0.31%
Cumulative Net Losses for all Periods	12,970,395.72

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	909,631.40	137	0.79%
61-90 Days Delinquent	281,495.46	38	0.24%
91-120 Days Delinquent	129,299.16	25	0.11%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,320,426.02	200	1.14%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.29%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.29%	0.26%
Delinquency Ratio for Preceding Collection Period	0.31%	0.30%
Delinquency Ratio for Current Collection Period	0.36%	0.25%
Four-Month Average Delinquency Ratio	0.31%	0.26%
60 Day Delinquent Receivables	419,361.08
Delinquency Percentage	0.36%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	3,069,263.29
Number of Extensions	402

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

3. Has there been an issuance of notes or other securities backed by the Receivables?	NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO